EQUITY-ACCOUNTED INVESTMENTS - Summary of Equity-Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of joint ventures [line items]
Balance, beginning of year		$ 971		$ 971
Investment				53
Disposals				(8)
Share of net income	$ 2		$ (1)	7	$ 1
Share of other comprehensive income				(2)
Dividends received				(47)
Foreign exchange translation and other				5
Balance, end of year	979			979
Ownership interest		6.00%
Investment in equity-accounted investments	$ 9	$ 44	$ 3	$ 53	$ 15
Brookfield Renewable And Institutional Partners
Disclosure of joint ventures [line items]
Ownership interest		23.00%
Investment in equity-accounted investments		$ 175
Brookfield Renewable And Institutional Partners And Majority Shareholder [Member]
Disclosure of joint ventures [line items]
Ownership interest		75.00%